Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2024 CNY (¥)
Concentrations of Credit Risk and Major Customers [Line Items]
Cash balance (in Dollars)	$ 1,170,462		$ 1,548,513
Customer Concentration Risk [Member] | Customers One [Member] | Revenue Benchmark [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	64.00%	64.00%	53.00%	24.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	21.00%	21.00%	19.00%	23.00%
Customer Concentration Risk [Member] | Customers Three [Member] | Revenue Benchmark [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	12.00%	12.00%	13.00%	15.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage				14.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Suppliers One [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	75.00%	75.00%	29.00%	56.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Suppliers Two [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	25.00%	25.00%	26.00%	19.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Suppliers Three [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage			24.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Suppliers Four [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage			10.00%
China [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Cash balance (in Dollars)	$ 128,093		$ 144,059
Insured bank account	69,557				¥ 500,000
Not insured amount (in Dollars)	30,578		30,176
HongKong [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Cash balance (in Dollars)	1,042,371		1,406,027
Deposits	64,369	$ 500,000
Cash held in financial institutions (in Dollars)	$ 909,606		$ 1,265,389